share-based compensation - TELUS International (Cda) Inc. restricted share units (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2023 EquityInstruments $ / shares	Jun. 30, 2023 EquityInstruments $ / shares
TELUS International (Cda) Inc. restricted share units | Maximum
share-based compensation
Variable payout (as a percent)	150.00%	150.00%
TELUS International (Cda) Inc. restricted share units | Minimum
share-based compensation
Variable payout (as a percent)	0.00%	0.00%
TELUS International (Cda) Inc. Restricted Share Units US Dollar Denominated
Number of restricted share units - Non-vested
Outstanding, beginning of period - Non-vested	2,427,873	1,605,821
Granted - Initial award	9,034	1,111,894
Vested during the period	(119,420)	(396,444)
Forfeited	(21,569)	(25,353)
Outstanding, end of period - Non-vested	2,295,918	2,295,918
Number of restricted share units - Vested
Granted - Initial award	270,223	342,986
Vested	119,420	396,444
Settled in equity	(389,643)	(739,430)
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | $ / shares	$ 24.56	$ 27.10
Granted - Initial award | $ / shares	16.60	20.30
Vested | $ / shares	28.71	26.67
Settled in equity | $ / shares	20.31	22.45
Forfeited | $ / shares	24.48	24.93
Outstanding, end of period, non-vested | $ / shares	$ 24.31	$ 24.31